BIOLOGICAL ASSETS AND INVENTORY (Detail Textuals 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about biological assets [abstract]
Percentage of sensitivity fair value of biological assets	10.00%
Percentage of decrease in length of average grow fair value of biological assets	10.00%
Increase (decrease) in length of average grow fair value of biological assets	$ (168)
Percentage of decrease through average harvest yield biological assets	10.00%
Increase (decrease) through average harvest yield biological assets	$ (914)
Percentage of decrease in selling price of fair value in biological assets	10.00%
Increase (decrease) through selling price in fair value of biological assets	$ (2,423)